Managers
INVESTMENT GROUP
Mutual Funds ▪ Separate Accounts ▪ Investment Solutions

JUNE 3, 2009

PROSPECTUS

Managers AMG Funds

- GW&K Municipal Bond Fund

P039-0309

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2-9	SUMMARY OF THE FUND

GW&K Municipal Bond Fund

Summary of Principal Risks

Other Information about the Fund and its Investment Strategies and Risks

Fund Management

Past Performance of Other GW&K Accounts

10-16	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Distribution and Servicing (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Service

Certain Federal Income Tax Information

17	FINANCIAL HIGHLIGHTS

19	HOW TO CONTACT US

Managers Investment Group

SUMMARY OF THE FUND

FUND FACTS

Investment Style:

Tax-Exempt Bond

Benchmark:

Barclays Capital 10-Year Municipal Bond

Index

Ticker:

Institutional Class: GWMIX

Service Class: GWMSX

Investor Class: GWMTX

Investment Manager:

Managers Investment Group LLC

(the “Investment Manager”)

Subadvisor:

Gannett Welsh & Kotler, LLC

(“GW&K” or the “Subadvisor”)

GW&K MUNICIPAL BOND FUND

OBJECTIVE

The investment objective of the GW&K Municipal Bond Fund (the “Fund”) is to seek current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that are exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

The Subadvisor normally invests in municipal bonds that are rated “investment grade” by a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”). Investment grade securities are rated at least in the BBB/Baa major rating categories by S&P or Moody’s. From time to time, the Fund may invest in unrated municipal bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. The Fund expects that the average credit rating of the Fund’s portfolio will be AA under the S&P ratings categories.

PRINCIPAL INVESTMENT STRATEGIES

The Fund typically invests in a diversified portfolio of municipal bonds. Municipal bonds are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). Municipal bonds in which the Fund may invest include: general obligation notes and bonds; revenue bonds; housing bonds; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; tax-exempt commercial paper; private activity bonds, such as industrial development bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations. The interest on certain of these municipal obligations may be subject to federal income tax and/or the federal alternative minimum tax, subject to the investment limits described above.

In selecting municipal bonds, the Subadvisor uses a bottom-up, research-driven process based on knowledge of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadvisor typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 6 to 12 years. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadvisor’s views on the direction of interest rates.

As a temporary defensive measure, the Fund may invest more than 20% of its net assets, plus the amount of borrowings for investment purposes, in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. government or its agencies, and cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

2	Managers Investment Group

SUMMARY OF THE FUND

GW&K MUNICIPAL BOND FUND

PRINCIPAL RISKS

•	Credit Risk—issuers of bonds may not be able to meet interest or principal payments when the bonds come due.

•

Geographic Concentration Risk—economic, political, or regulatory changes that affect particular cities, states or regions in which the Fund is invested could adversely affect municipal bond issuers in such cities, states or regions.

•	Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•	Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value in municipal bonds.

•	Prepayment and Call Risk—many bonds have call or repayment provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•

Sector Risk—issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Interested in the income potential of municipal bonds.

•	Seeking monthly income exempt from federal income tax.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGERS

Nancy G. Angell, CFA

Senior Vice President, Co-Director of Fixed Income

John B. Fox, CFA

Senior Vice President, Co-Director of Fixed Income

Martin R. Tourigny, CFA

Vice President

See “Fund Management” on pages 7-8 for more information on the portfolio managers.

Managers Investment Group	3

SUMMARY OF THE FUND

GW&K MUNICIPAL BOND FUND

PERFORMANCE SUMMARY

The Fund has not yet completed a full calendar year of operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. An appropriate broad-based securities index also will be included in the performance table. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

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SUMMARY OF THE FUND

GW&K MUNICIPAL BOND FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses Shareholder Fees (fees paid directly from your investment)	Investor Class	Service Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load)(as a percentage of the lesser of the offering price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Service Class	Institutional Class
Management Fee	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	1.07%	1.07%	0.82%
Total Annual Fund Operating Expenses	1.67%	1.42%	1.17%
Fee Waiver and Reimbursements[2]	(0.83)%	(0.83)%	(0.83)%
Net Annual Fund Operating Expenses	0.84%	0.59%	0.34%

[1]

Because the Fund is new, “Other Expenses” are based on estimated amounts expected to be incurred during the current fiscal year. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% expected to be incurred for the current fiscal year as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

[2]

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 0.59%, and 0.34% of the average daily net assets of the Investor Class, Service Class, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$86	$373
Service Class	$60	$295
Institutional Class	$35	$216

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2011. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	5

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS

CREDIT RISK

An issuer of bonds may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

GEOGRAPHIC CONCENTRATION RISK

Funds that primarily purchase municipal bonds from particular cities, states or regions also bear investment risk from economic, political, or regulatory changes that could adversely affect municipal bond issuers in such cities, states or regions and therefore the value of the Fund’s investment portfolio.

INFLATION RISK

Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond or portfolio. It is used to evaluate such bond’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. securities, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by the Fund may fall rapidly or unpredictably. The prices of securities will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions.

MUNICIPAL MARKET RISK

Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

PREPAYMENT AND CALL RISK

Many bonds have call or repayment provisions which allow the debtors to pay them back before maturity. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt. Changes in prepayment rates can affect the return on investment and yield of these securities. When obligations are prepaid and when securities are called, the Fund may have to invest in securities with a lower yield.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

6	Managers Investment Group

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS (CONTINUED)

SECTOR RISK

Companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors.

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated June 3, 2009 (the “SAI”).

INVESTMENT OBJECTIVE

The Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

The Fund may, from time to time, invest a portion of its assets in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. government or its agencies, money market securities, and cash or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

The Subadvisor may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect the Fund’s performance by increasing transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

FUND MANAGEMENT

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor.

GW&K, the Fund’s Subadvisor, has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since its inception in 2009. GW&K, located at 222 Berkeley Street, Boston, MA 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2008, had assets under management of approximately $7.4 billion. AMG owns a majority interest in GW&K.

Nancy Angell, John Fox, and Martin Tourigny are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, share equal portfolio management responsibilities in respect of the Fund, and have jointly managed the Fund since its inception in 2009. Ms. Angell joined GW&K in 1984, and she has been a Senior Vice President since 1991. Mr. Fox joined GW&K in 1990, and he has been a Senior Vice President since 2002. Ms. Angell and Mr. Fox serve as Co-Heads of the firm’s Fixed Income department, each having served in that

Managers Investment Group	7

SUMMARY OF THE FUND

FUND MANAGEMENT

role since 2002. Mr. Tourigny joined GW&K in 1994, and he has been a Vice President since 1998. Mr. Tourigny has the additional responsibility of Head Trader overseeing the execution of all of the Fund’s portfolio transactions.

Additional information regarding other accounts managed by the Fund’s portfolio managers, and their compensation and ownership of Fund shares, is available in the Fund’s SAI.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services.

A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor will be available in the Fund’s initial shareholder report.

8	Managers Investment Group

SUMMARY OF THE FUND

PAST PERFORMANCE OF OTHER GW&K ACCOUNTS

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary, unrestricted municipal bond accounts (the “Accounts”) managed by GW&K with investment objectives, policies and strategies substantially similar to those of the Fund (the “Composite” or the “GW&K Composite”). The performance information shows changes in the Composite’s performance from year to year and how the Composite’s performance compares over the same periods to the performance of the Fund’s benchmark, the Barclays Capital 10-Year Municipal Bond Index. Performance of the Composite has been adjusted to give effect on a quarterly basis to the Fund’s Institutional Class fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. The inception date of the Composite is January 1, 1993.

The table illustrates how the performance of the Composite has varied since January 1, 1998, assuming reinvestment of all dividend and capital gain distributions. The investment results of the Composite presented below are unaudited. In addition, all but one of the Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Code”), each as amended. Consequently, the performance results for the Composite could have been adversely affected if the accounts included in the Composite had been regulated as investment companies under the federal securities laws. GW&K has calculated returns for the Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the Securities and Exchange Commission (“SEC”).

The performance shown below is provided solely to illustrate GW&K’s performance in managing the Accounts, is not the performance of the Fund, and is not indicative of the Fund’s future performance. Had the Fund been in operation during periods for which Composite performance information is shown, the Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Accounts is not indicative of future rates of return and is no indication of future performance of the Fund.

Calendar Year Total Returns as of 12/31/08

Average Annual Total Returns as of 12/31/08

	1 Year	5 Years	10 Years
GW&K Composite	0.21%	2.73%	3.80%
Barclays Capital 10-Year Municipal Bond Index[1]	1.52%	3.47%	4.68%

[1]

The Barclays Capital 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. The returns shown for the Index do not reflect deduction of any fees, expenses, or taxes.

Managers Investment Group	9

SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Fund by purchasing either Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of the Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described on page 14.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the NAV next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

10	Managers Investment Group

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

Investors can choose between three classes of shares of the Fund: Investor Class, Service Class, and Institutional Class. As described above, the classes differ to the extent they bear certain class specific expenses. When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Investor Class

Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’ NAV per share. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders in Investor Class shares also pay annual distribution and shareholder servicing (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

Service Class

Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’ NAV per share. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual 12b-1 distribution or shareholder servicing fees.

Institutional Class

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV per share. In addition, shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares also do not pay annual 12b-1 distribution or shareholder servicing fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of each of the Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Investor Class and Service Class shares.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

DISTRIBUTION AND SERVICING (12B-1) FEES

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Fund’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of fees.

Managers Investment Group	11

SHAREHOLDER GUIDE

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share, plus or minus any applicable sales charges described above, that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (ACH) transactions are also subject to a 15 calendar day holding period.

12	Managers Investment Group

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares*…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account applica- tion, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o PNC Global Investment
Servicing (U.S.) Inc.
P.O. Box 9769
Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•        Name of the Fund

•        Dollar amount or number of shares you wish to sell

•        Your name

•        Your account number

•        Signatures of all account owners

Mail your letter to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.
P.O. Box 9769
Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call us at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Call us at 800.548.4539 for instructions

Instruct your bank to wire
monies to:

PNC Bank, N.A.
Philadelphia, PA
ABA #031000053
FFC to: 8614972935
Managers
Attn: Control Department
FBO shareholder name, account number, and Fund name (Your bank may charge you a fee for this service; call us at 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

Managers Investment Group	13

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

GW&K Municipal Bond Fund

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions including but not limited to the following examples:

•

Redeem your account if its value falls below $500 with respect to Investor Class or Service Class shares, or falls below $25,000 with respect to Institutional Class shares, due to redemptions you make, but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission (the “SEC”) restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Frequent Trading Policy”on page 15.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

14	Managers Investment Group

SHAREHOLDER GUIDE

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolios, increase the Fund’s expenses, and have a negative impact on the Fund’s performance.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. The following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your Fund. In addition, you will receive a confirmation after each trade execution.

Managers Investment Group	15

SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends monthly and declares and pays net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election at any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary and describes certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, other than exempt-interest dividends, if any, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain distributions are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•	Distributions that are properly designated as exempt-interest dividends are exempt from U.S. federal income tax, but may be subject to federal alternative minimum tax.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

The Fund will generally be eligible to designate certain distributions as exempt-interest dividends. If you receive social security or railroad benefits, you should consult your tax advisor to determine what effect, if any, the receipt of an exempt-interest dividend may have on the U.S. federal taxation of your benefits. Special rules may apply to the receipt of exempt-interest dividends under state tax laws.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange, or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to U.S. federal income tax.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

16	Managers Investment Group

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s financial performance for the Fund’s periods of operations. Because the Fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

Managers Investment Group	17

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HOW TO CONTACT US

MANAGERS FUNDS

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	19

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PRIVACY POLICY

W	e recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers,

some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Fund). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal require-

ments, or upon the request of the customer. In addition, we may disclose informa-

tion to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports,

account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

Managers INVESTMENT GROUP
Mutual Funds ■ Separate Accounts ■ Investment Solutions
JUNE 3, 2009
PROSPECTUS
Managers AMG Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Fund's Statement of Additional Information (the "SAI") contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

- By telephone:
  800.835.3879
- By mail:
  Managers AMG Funds
  800 Connecticut Avenue
  Norwalk, Connecticut 06854-2325
- On the Internet:
  Electronic copies are available on our Web site at
  www.managersinvest.com

Information about the Fund, including the Fund's current SAI and, when available, Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the "SEC"). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC's Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2009 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managers
INVESTMENT GROUP
Mutual Funds ▪ Separate Accounts ▪ Investment Solutions

JUNE 3, 2009

PROSPECTUS

Managers AMG Funds

- Renaissance Large Cap Growth Fund

P040-0309

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2-8	SUMMARY OF THE FUND

Renaissance Large Cap Growth Fund

Summary of Principal Risks

Other Information about the Fund and its Investment Strategies and Risks

Fund Management

Past Performance of Other Renaissance Accounts

9-16	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Distribution and Servicing (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

17	FINANCIAL HIGHLIGHTS

19	HOW TO CONTACT US

Managers Investment Group

SUMMARY OF THE FUND

FUND FACTS

Investment Style:

U.S. Large Cap Growth Equities

Benchmark:

Russell 1000® Growth Index

Ticker:

Institutional Class: MRLIX

Service Class: MRLSX

Investor Class: MRLTX

Investment Manager:

Managers Investment Group LLC

(the “Investment Manager”)

Subadvisor:

The Renaissance Group LLC

(“Renaissance” or the “Subadvisor”)

The Russell 1000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

RENAISSANCE LARGE CAP GROWTH FUND

OBJECTIVE

The investment objective of the Renaissance Large Cap Growth Fund (the “Fund”) is to provide investors with long-term capital appreciation.

FOCUS

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in this policy. The term “large-capitalization” companies refers to companies that at the time of purchase have a minimum market capitalization of approximately $3 billion.

The Fund invests primarily in common stocks of U.S. large-capitalization companies, but may also invest in preferred stocks. The Fund normally holds 50-60 common stocks, but this number may fluctuate depending on market conditions.

PRINCIPAL INVESTMENT STRATEGIES

Renaissance attempts to construct a portfolio of attractively priced companies with demonstrated records of above-average profitability and accelerating earnings trends. Renaissance employs a disciplined decision-making process to create and manage a diversified growth-oriented equity portfolio. Renaissance’s investment process combines both quantitative and qualitative analysis to create a portfolio of “best ideas.” This proprietary process is designed to identify large market capitalization companies with above-average historical rates of profitability and strong financial characteristics.

Typically, Renaissance:

•	Invests in solid, high-quality growth companies at reasonable valuations that are experiencing positive changes in earnings expectations;

•	Utilizes a multi-dimensional scoring system to identify stocks that exhibit a specific set of characteristics, combined with a focused fundamental overlay to identify the best candidates;

•	Employs a quantitative screening process that efficiently focuses research efforts to buy/sell securities that meet growth, earnings, and valuation expectations;

•	Employs traditional qualitative analysis to ensure companies actually exhibit the desired attributes with minimal risk exposure;

•	Utilizes a dynamic approach to continually refine the factors screened to reflect new and long-term changes in market conditions; and

•	Sells a security if the security no longer meets Renaissance’s quantitative or qualitative criteria for high quality growth potential.

2	Managers Investment Group

SUMMARY OF THE FUND

RENAISSANCE LARGE CAP GROWTH FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•	Large-Capitalization Stock Risk—large-cap companies are generally more mature and may not be able to reach the same levels of growth as small - or mid-cap companies.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•

Preferred Stock Risk—preferred stock is subject to the risks of equity securities generally, and its value may rise and fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to high-quality U.S. large-capitalization companies.

•	Seeking exposure to growth oriented investments.

•	Seeking long-term capital appreciation.

•	Willing to accept short-term volatility of returns.

PORTFOLIO MANAGER

Michael E. Schroer, CFA,

Managing Partner and Chief

Investment Officer

See “Fund Management” on page 7 for more information on the portfolio manager.

Managers Investment Group	3

SUMMARY OF THE FUND

RENAISSANCE LARGE CAP GROWTH FUND

PERFORMANCE SUMMARY

The Fund has not yet completed a full calendar year of operations as of the date of this Prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the performance of the Fund. An appropriate broad-based securities index also will be included in the performance table. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

4	Managers Investment Group

SUMMARY OF THE FUND

RENAISSANCE LARGE CAP GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses Shareholder Fees (fees paid directly from your investment)	Investor Class	Service Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Service Class	Institutional Class
Management Fee	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	1.03%	1.03%	0.78%
Total Annual Fund Operating Expenses	1.83%	1.58%	1.33%
Fee Waiver and Reimbursements[2]	(0.67)%	(0.67)%	(0.67)%
Net Annual Fund Operating Expenses	1.16%	0.91%	0.66%

[1]

Because the Fund is new, “Other Expenses” are based on estimated amounts expected to be incurred during the current fiscal year. In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% expected to be incurred for the current fiscal year as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

[2]

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.16%, 0.91%, and 0.66% of the average daily net assets of the Investor Class, Service Class, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$118	$452
Service Class	$93	$375
Institutional Class	$67	$296

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2011. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	5

SUMMARY OF THE FUND

SUMMARY OF PRINCIPAL RISKS

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

LARGE CAPITALIZATION STOCK RISK

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

MARKET RISK

Market prices of securities held by the Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions.

PREFERRED STOCK RISK

The Fund may invest in preferred stock, which are equity securities that pay dividends at a specified rate and generally have preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but are junior to the debt securities of the issuer in those same respects. Preferred stock is subject to the risks of equity securities generally, such as market risk, and as such, the value of preferred stock may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions and events that affect particular industries or companies.

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated June 3, 2009 (the “SAI”).

INVESTMENT OBJECTIVE

The Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

The Fund may, from time to time, invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

The Subadvisor may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities, which can increase the portfolio turnover. The Fund’s investment strategies are likely to result in a portfolio turnover rate greater than 100%, which would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect the Fund’s performance by increasing transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

6	Managers Investment Group

SUMMARY OF THE FUND

FUND MANAGEMENT

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Grossing, Massachusetts 01965. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor.

Renaissance, the Fund’s Subadvisor, has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since its inception in 2009. Renaissance, located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, is an investment advisor that has specialized in growth equity management since 1978. As of December 31, 2008 Renaissance had assets under management of approximately $5.1 billion. Renaissance operates under the name of Renaissance Investment Management and is majority owned by AMG.

Michael E. Schroer is the portfolio manager primarily responsible for day-to-day management of the Fund’s portfolio. Mr. Schroer is a Managing Partner and Chief Investment Officer of Renaissance, positions he has held since 1995 and 1990, respectively, has been employed by Renaissance since 1984 and also has more than 27 years of investment management experience. Mr. Schroer supervises the management and direction of Renaissance’s investment research efforts as well as determining overall portfolio strategy.

Additional information regarding other accounts managed by the Fund’s portfolio manager, and his compensation and ownership of Fund shares, is available in the Fund’s SAI.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.55% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Renaissance a portion of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services.

A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor will be available in the Fund’s initial shareholder report.

Managers Investment Group	7

SUMMARY OF THE FUND

PAST PERFORMANCE OF OTHER RENAISSANCE ACCOUNTS

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary, fee-paying, non-wrap large-cap growth accounts (the “Accounts”) managed by Renaissance with investment objectives, policies and strategies substantially similar to those of the Fund (the “Composite” or the “Renaissance Composite”). Because Renaissance manages certain taxable accounts in a tax-efficient manner, such accounts have been excluded from the Composite. The performance information shows changes in the Composite’s performance from year to year and how the Composite’s performance compares over the same periods to the performance of the Fund’s benchmark, the Russell 1000® Growth Index. Performance of the Composite has been adjusted to give effect on a quarterly basis to the Fund’s Institutional Class fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. The inception date of the Composite is July 1, 1991.

The table illustrates how the performance of the Composite has varied since January 1, 1998, assuming reinvestment of all dividend and capital gain distributions. The investment results of the Composite presented below are unaudited. In addition, all but 3 of the Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Code”), each as amended. Consequently, the performance results for the Composite could have been adversely affected if all of the accounts included in the Composite had been regulated as investment companies under the federal securities laws. Renaissance has calculated returns for the Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the Securities and Exchange Commission (“SEC”).

The performance shown below is provided solely to illustrate Renaissance’s performance in managing the Accounts, is not the performance of the Fund, and is not indicative of the Fund’s future performance. Had the Fund been in operation during periods for which Composite performance information is shown, the Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Accounts is not indicative of future rates of return and is no indication of future performance of the Fund.

Calendar Year Total Returns as of 12/31/08

Average Annual Total Returns as of 12/31/08

	1 Year		5 Years	10 Years
Renaissance Composite	–	36.63%	–1.03%	–0.19%
Russell 1000® Growth Index[1]	–	38.44%	–3.42%	–4.27%

[1]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The returns shown for the Russell 1000® Growth Index do not reflect deduction of any fees, expenses, or taxes.

8	Managers Investment Group

SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Funds by purchasing either Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of the Fund are subject to the expenses of a 12b-l plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described on page 13.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the NAV next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Managers Investment Group	9

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

Investors can choose between three classes of shares of the Funds: Investor Class, Service Class, and Institutional Class. As described above, the classes differ to the extent they bear certain class specific expenses. When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Investor Class

Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’ NAV per share. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders in Investor Class shares also pay annual distribution and shareholder servicing (12b-l) fees of 0.25%. See page 11 for more information on 12b-l fees.

Service Class

Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’ NAV per share. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual 12b-l distribution or shareholder servicing fees.

Institutional Class

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV per share. In addition, shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares also do not pay annual 12b-l distribution or shareholder servicing fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of each of the Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Investor Class and Service Class shares.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

10	Managers Investment Group

SHAREHOLDER GUIDE

DISTRIBUTION AND SERVICING (12B-1) FEES

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Fund’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of fees.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share, plus or minus any applicable sales charges described above, that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (ACH) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	11

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares*…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account applica- tion, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9769
Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•        Name of the Fund

•        Dollar amount or number of shares you wish to sell

•        Your name

•        Your account number

•        Signatures of all account owners

Mail your letter to:

Managers
c/o PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9769
Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call us at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Call us at 800.548.4539 for instructions

Instruct your bank to wire monies to:

PNC Bank, N.A.
Philadelphia, PA
ABA #031000053
FFC to: 8614972935 Managers
Attn: Control Department FBO shareholder name, account number, and Fund name (Your bank may charge you a fee for this service; call us at 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

12	Managers Investment Group

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

Renaissance Large Cap Growth Fund

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions including but not limited to the following examples:

•

Redeem your account if its value falls below $500 with respect to Investor Class or Service Class shares, or falls below $25,000 with respect to Institutional Class shares, due to redemptions you make, but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission (the “SEC”) restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Frequent Trading Policy” on page 14.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

Managers Investment Group	13

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES (CONTINUED)

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolios, increase the Fund’s expenses, and have a negative impact on the Fund’s performance.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. The following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

14	Managers Investment Group

SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your Fund. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election at any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain distributions are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange, or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to U.S. federal income tax.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

Managers Investment Group	15

SHAREHOLDER GUIDE

FEDERAL INCOME TAX INFORMATION (CONTINUED)

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

16	Managers Investment Group

FINANCIAL HIGHLIGHTS	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s financial performance for the Fund’s periods of operations. Because the Fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

Managers Investment Group	17

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HOW TO CONTACT US

RENAISSANCE LARGE CAP GROWTH FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	19

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PRIVACY POLICY

W	e recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers,

some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Fund). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal require-

ments, or upon the request of the customer. In addition, we may disclose informa-

tion to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports,

account statements, and other information. We may also share nonpublic personal information with our affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

Managers
INVESTMENT GROUP
Mutual Funds ▪ Separate Accounts ▪ Investment Solutions
JUNE 3, 2009
PROSPECTUS
Managers AMG Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Fund's Statement of Additional Information (the "SAI") contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

- By telephone:
  800.835.3879
- By mail:
  Managers AMG Funds
  800 Connecticut Avenue
  Norwalk, Connecticut 06854-2325
- On the Internet:
  Electronic copies are available on our Web site at www.managersinvest.com

Information about the Fund, including the Fund's current SAI and, when available, Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the "SEC"). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC's Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2009 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.